united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Shares	INVESTMENTS- 100.1%							Value
	COMMON STOCK - 99.5%
	AEROSPACE / DEFENSE - 1.0%
6,619	Emraer SA - ADR							$ 200,489
5,786	TransDigm Group, Inc. *+							1,299,941
								1,500,430
	APPAREL - 0.9%
12,097	Nike, Inc. +							1,306,718

	AUTO PARTS & EQUIPMENT - 0.7%
9,525	Visteon Corp. *+							999,934

	BANKS - 9.3%
15,607	Ameris Bancorp							394,701
9,064	Bancorp, Inc. *+							84,114
39,992	Bank of New York Mellon Corp. +							1,678,464
7,255	BNCCORP, Inc. *							122,791
52,142	Citigroup, Inc. +							2,880,324
12,263	Citizens Financial Group, Inc.							334,902
19,339	Evans Bancorp, Inc.							468,971
17,791	FCB Financial Holdings, Inc. *							565,754
26,761	Fifth Third Bancorp							557,164
28,677	First Busey Corp.							188,408
50,165	Heritage Financial Corp.							896,448
23,890	KeyCorp +							358,828
19,997	Legacy Texas Financial Group, Inc. +							603,909
21,540	Metro Bancorp, Inc. +							563,056
6,447	Northern Trust Corp. +							492,938
5,613	Northrim BanCorp, Inc.							143,861
11,915	People's Utah Bancorp +							202,317
22,154	QCR Holdings, Inc.							482,071
17,520	Seacost Banking Corp of Florida *+							276,816
20,879	Stonegate Bank +							619,480
3,368	SVB Financial Group *+							484,925
4,934	Veritex Holdings, Inc. *+							73,689
20,349	Wells Fargo & Co. +							1,144,428
								13,618,359
	BEVERAGES - 0.6%
8,310	Brown-Forman Corp. +							832,496

	BUILDING MATERIALS - 1.8%
23,795	Fortune Brands Home & Security, Inc.							1,090,287
7,385	Martin Marietta Materials, Inc. +							1,045,051
21,606	Summit Materials, Inc. *+							550,953
								2,686,291
	CHEMICALS - 6.7%
6,143	Agrium, Inc.							650,851
2,710	Air Products & Chemicals, Inc. +							370,809
2,281	Celanese Corporation - Series A							163,958
14,925	CF Industries Holdings, Inc.							959,379
14,844	Dow Chemical Co. +							759,568
12,291	El du Pont de Nemours & Co.							786,010
1,577	Linde AG +							298,369
8,980	Monsanto Co.							957,178
5,152	PPG Industries, Inc.							591,037
5,341	Sherwin Williams Co. +							1,468,882
27,488	W.R. Grace & Co. *							2,757,046
								9,763,087
	COMMERCIAL SERVICES - 3.8%
40,537	ARC Document Solutions, Inc. *							308,486
14,325	Green Dot Corp. *							273,894
4,817	Macquarie Infrastructure Co. LLC							398,029
13,600	MasterCard, Inc. - Class A +							1,271,328
14,725	Moody's Corp. +							1,589,711
75,024	Sabre Corp. +							1,785,571
								5,627,019
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares								Value
	COMPUTERS - 0.9%
6,755	Apple, Inc. +							$ 847,246
3,546	Fortinet, Inc. *							146,556
2,800	Stratasys Ltd. *+							97,804
4,091	Teradata Corp. *+							151,367
								1,242,973
	COSMETICS / PERSONAL CARE - 0.7%
8,210	Edgewell Personal Care							1,080,025

	DIVERSIFIED FINANCIAL SERVICES - 9.7%
25,765	AerCap Holdings NV *+							1,179,779
10,011	Blackhawk Network Holdings, Inc. *							412,453
59,220	Charles Schwab Corp. +							1,933,533
15,920	Discover Financial Services							917,310
2,900	E*Trade Financial Corp. *							86,855
7,762	Evercore Partners, Inc.							418,838
68,913	Fly Leasing Ltd. - ADR							1,081,934
17,758	FNF Group							656,868
2,557	Impac Mortgage Holdings, Inc. *							48,941
4,771	Intercontinental Exchange, Inc. +							1,066,843
14,020	Investment Technology Group, Inc. +							347,696
15,192	Janus Capital Group, Inc. +							260,087
49,027	KCG Holdings, Inc. +							604,503
4,177	Lazard Ltd. - Cl. A - MLP +							234,915
13,828	Nelnet, Inc. +							598,891
68,538	Northstar Asset Management Group, Inc. +							1,267,268
14,114	Santander Consumer USA Holdings, Inc. *+							360,895
9,800	Springleaf Holdings, Inc. *+							449,918
10,098	Virtru Financial, Inc. *+							237,101
29,456	Visa, Inc.							1,977,970
								14,142,598
	ELECTRONICS - 1.8%
23,764	IMAX Corp. *+							956,976
82,890	On Track Innovations Ltd. *+							117,704
6,093	Thermo Fisher Scientific, Inc. +							790,628
30,534	Trimble Navigation Ltd. *							716,327
								2,581,635
	ENERGY - ALTERNATIVE SOURCES - 0.7%
39,508	Green Plains, Inc.							1,088,445

	ENGINEERING & CONSTRUCTION - 0.1%
41,844	BBA Aviation PLC							198,404

	ENTERTAINMENT - 1.4%
21,443	Madison Square Garden Co. *+							1,790,276
17,877	Reading International, Inc. *+							247,597
								2,037,873
	FOOD - 4.6%
18,859	Calavo Growers, Inc.							979,348
24	Chocoladefabriken Lindt & Sprungli AG							1,500,289
36,002	Diamond Foods, Inc. *							1,129,743
26,941	Post Holdings, Inc.							1,452,928
39,513	Tyson Foods, Inc.							1,684,439
								6,746,747
	HEALTHCARE-PRODUCTS - 3.7%
12,870	Becton Dickinson & Co.							1,823,036
25,996	IDEXX Laboratories, Inc. *							1,667,383
1	Medtronic, Inc.							51
18,104	Zimmer Holdings, Inc. +							1,977,500
								5,467,970
	HEALTHCARE-SERVICES - 1.1%
19,996	Davita HealthCare Partners, Inc. *+							1,589,082

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares								Value
	INSURANCE - 3.0%
15,669	Assured Guaranty Ltd.							$ 375,899
7,101	Essent Group Ltd.							194,212
3,126	MetLife, Inc. +							175,025
49,018	NMI Holdings, Inc. - Class A +							393,124
3,650	Prudential Financial, Inc. +							319,448
2,661	Voya Financial, Inc. +							123,657
4,605	WR Berkley Corp.							239,138
68,141	XL Group PLC +							2,534,845
								4,355,348
	INTERNET - 3.4%
7,472	Alibaba Group Holdings Ltd. - ADR *+							614,721
370	Amazon.com, Inc. * +							160,613
26,089	Bankrate, Inc. *							273,674
26,553	Facebook, Inc. *+							2,277,318
1,246	Fireeye, Inc.							60,942
4,483	Marketo, Inc. *+							125,793
22,738	Wayfair, Inc. *+							855,858
11,780	Yandex NV *+							179,292
8,728	Yelp, Inc. *+							375,566
								4,923,777
	INVESTMENT FIRMS - 0.1%
10,143	Gladstone Capital Corp.							80,130

	LEISURE TIME - 0.0%
174	Polaris Industries, Inc. +							25,771

	LODGING - 1.1%
58,112	Hilton Worldwide Holdings, Inc. *+							1,600,986

	MACHINERY - DIVERSIFIED - 0.7%
53,883	Briggs & Stratton Corp.							1,037,787

	MEDIA - 4.4%
22,800	AMC Networks, Inc. *+							1,866,180
26,701	Liberty Global PLC *							1,443,723
17,758	Time Warner, Inc. +							1,552,227
13,300	Walt Disney Co.							1,518,062
								6,380,192
	MINING - 0.9%
118,975	Detour Gold Corp. *							1,369,599

	PHARMACEUTICALS - 4.2%
8,051	Allergan PLC *							2,443,156
41,350	Axovant Sciences Ltd. *+							842,713
8,685	Ipsen SA							478,600
29,856	Phibro Animal Health Corp.							1,162,593
24,584	Zoetis, Inc.							1,185,441
								6,112,503
	REITS - 2.4%
41,622	Ares Commercial Real Estate Corp. +							474,074
59,207	Bluerock Residential Growth REIT, Inc.							749,561
32,562	Colony Financial, Inc.							737,529
101,182	NorthStar Realty Finance Corp. +							1,608,794
								3,569,958

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares								Value
	RETAIL - 15.5%
44,902	American Eagle Outfitters, Inc.							$ 773,212
2,128	AutoZone, Inc. *+							1,419,163
21,412	Best Buy Co., Inc. +							698,245
27,782	Bloomin' Brands, Inc. +							593,146
8,184	Buffalo Wild Wings, Inc. *+							1,282,351
11,626	Costco Wholesale Corp. +							1,570,208
23,732	Dave & Buster's Entertainment *							856,488
52,686	Del Taco Restaurants, Inc.							801,881
476	Dillard's, Inc. - Class A							50,070
12,170	Domino's Pizza, Inc.							1,380,078
14,638	Home Depot, Inc.							1,626,721
40,179	Hudson's Bay Co. +							893,189
15,267	Jack in the Box, Inc.							1,345,939
10,777	Lithia Motors, Inc.							1,219,525
108,822	Luby's, Inc. *							527,787
7,659	Nordstrom, Inc. +							570,596
2,665	O'Reilly Automotive, Inc. *+							602,237
11,675	Red Robin Gourmet Burgers, Inc. *							1,001,948
40,472	Sonic Corp. +							1,165,594
14,925	Tractor Supply Co.							1,342,354
16,165	Vitamin Shoppe, Inc. *							602,469
4,795	Walgreens Boots Alliance, Inc. +							404,890
22,336	Yum! Brands, Inc. +							2,012,027
								22,740,118
	SAVINGS & LOANS - 0.2%
14,984	Territorial Bancorp, Inc. +							363,512

	SEMICONDUCTORS - 3.6%
422	ASML Holdings NV +							43,563
127,544	Cypress Semiconductor Corp.							1,499,918
13,808	NXP Semiconductors NV *+							1,355,946
9,889	Qorvo, Inc. *							793,790
100,905	Tower Semiconductor Ltd. *+							1,557,973
								5,251,190
	SOFTWARE - 7.5%
64,237	Activision Blizzard, Inc. +							1,555,178
1,366	Adobe Systems, Inc. *+							110,660
2,100	Athenahealth, Inc. *+							240,618
2,160	Autodesk, Inc. *+							108,162
4,271	Check Point Software Technologies Ltd. *+							339,758
2,837	CommVault Systems, Inc. *							120,317
58,888	Cornerstone OnDemand, Inc. *							2,049,302
2,792	CyberArk Software Ltd. *							175,394
10,429	Intuit, Inc. +							1,050,930
62,121	King Digital Entertainment Plc +							885,224
39,895	Qlik Technologies, Inc. *+							1,394,729
30,523	Salesforce.com, Inc. *+							2,125,317
695	SAP SE							48,449
9,888	VMware, Inc. *							847,797
								11,051,835
	STORAGE / WAREHOUSING - 0.5%
43,905	Green Plains Partners LP - MLP *							680,967

	TELECOMMUNICATIONS - 0.1%
918	Palo Alto Networks, Inc.							160,375

	TEXTILES - 0.4%
2,815	Mohawk Industries, Inc. *							537,384

	TRANSPORTATION - 2.0%
7,236	FedEx Corp.							1,233,014
2,677	Old Dominion Freight Line, Inc. *							183,656
15,675	Union Pacific Corp.							1,494,925
								2,911,595

	TOTAL COMMON STOCK (Cost - $137,500,576)							145,663,113

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares	EXCHANGE TRADED FUNDS - 0.6%							Value
	EQUITY FUNDS - 0.6%
8,510	PureFunds ISE Cyber Security ETF *							$ 268,490
11,800	SPDR S&P Regional Banking ETF							521,088
	TOTAL EXCHANGE TRADED FUNDS (Cost - $804,113)							789,578

Number of	PURCHASED OPTIONS - 0.0% *
Contracts **	CALL OPTIONS - 0.0%					Expiration
60	Alibaba Group Holdings Ltd., @ $90.00					Jul-15		660
24	Dow Chemical Co., @ $55.00					Sep-15		1,608
24	Edgewell Personal Care, @ $150.00					Aug-15		2,472
12	Magna International, Inc. - Class A, @ $60.00					Jul-15		120
47	NetApp, Inc., @ $37.00					Aug-15		917
48	Stratasys Ltd., @ $40.00					Sep-15		8,160
95	Teradata Corp., @ $45.00					Oct-15		3,087
47	Twitter, Inc., @ $39.00					Jul-15		2,632
15	World Acceptance Corp., @ $95.00					Oct-15		375
48	Xilinx, Inc., @ $50.00					Jul-15		528
473	Yandex NV, @ $25.00					Nov-15		7,095
96	Yandex NV, @ $20.00					Aug-15		1,440
								29,094
	PUT OPTIONS - 0.0%
25	Intersections, Inc., @ $2.50					Oct-15		688
52	Intersections, Inc., @ $5.00					Oct-15		11,830
39	Intersections, Inc., @ $5.00					Jul-15		8,092
72	iShares Russell 2,000 ETF, @ $125.00					Jul-15		16,776
24	iShares Russell 2,000 ETF, @ $127.00					Jul-15		9,240
								46,626

	TOTAL PURCHASED OPTIONS (Cost - $114,145)							75,720

	TOTAL INVESTMENTS - 100.1% (Cost - $138,418,834) (a)							$ 146,528,411
	LIABILITIES LESS OTHER ASSETS - (0.1) %							(112,796)
	NET ASSETS - 100.0%							$ 146,415,615

Shares	SECURITIES SOLD SHORT - (57.1) %
	COMMON STOCK - (47.1) %
	ADVERTISING - (1.1) %
(22,242)	Omnicom Group, Inc.							$ (1,545,597)

	AEROSPACE/DEFENSE - (0.2) %
(1,418)	Lockheed Martin Corp.							(263,606)

	AGRICULTURE - (0.5) %
(8,082)	Andersons, Inc.							(315,198)
(8,780)	Archer-Daniels-Midland Co.							(423,372)
								(738,570)
	AUTO MANUFACTURERS - (1.1) %
(24,264)	PACCAR, Inc.							(1,548,286)

	AUTO PARTS & EQUIPMENT - (1.3) %
(31,340)	Dorman Products, Inc.							(1,493,664)
(1,235)	Magna International, Inc. - Class A							(69,271)
(35,922)	Titan International, Inc.							(385,802)
								(1,948,737)
	BANKS - (5.5) %
(6,308)	C1 Financial, Inc.							(122,249)
(8,683)	Capital One Financial Corp.							(763,844)
(9,911)	Comerica, Inc.							(508,633)
(9,761)	Commerce Bancshares, Inc.							(456,522)
(3,832)	Cullen/Frost Bankers, Inc.							(301,119)
(9,936)	Customers Bancorp, Inc.							(267,179)
(10,279)	First Financial Bankshares, Inc.							(356,065)
(31,412)	FirstMerit Corp.							(654,312)
(2,735)	First Republic Bank							(172,387)
(1,213)	Goldman Sachs Group, Inc.							(253,262)
(9,159)	Huntington Bancshares, Inc.							(103,588)
(8,599)	Independent Bank Group, Inc.							(368,897)
(2,388)	KeyCorp.							(35,868)
(10,899)	Opus Bank							(394,326)
(2,926)	Pacwest Bancorp.							(136,820)
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares								Value
	BANKS - (5.5) % (continued)
(6,114)	Prosperity Bancshares, Inc.							$ (353,022)
(17,234)	Regions Financial Corp.							(178,544)
(3,441)	South State Corp.							(261,482)
(1,420)	State Street Corp.							(109,340)
(10,571)	UMB Financial Corp.							(602,758)
(61,328)	Valley National Bancorp							(632,292)
(6,793)	Webster Financial Corp.							(268,663)
(14,185)	Westamerica Bancorporation							(718,318)
								(8,019,490)
	BEVERAGES - (1.0) %
(6,409)	Boston Beer Co, Inc.							(1,486,824)

	BUILDING MATERIALS - (1.0) %
(13,844)	Lennox International, Inc.							(1,490,860)

	CHEMICALS - (2.2) %
(35,024)	America Vanguard Corp.							(483,331)
(2,281)	Celanese Corporation - Series A							(163,958)
(24,584)	CVR Partners - MLP							(310,496)
(3,537)	Eastman Chemical Co.							(289,397)
(8,980)	FMC Corp.							(471,899)
(10,146)	Mosaic Co.							(475,340)
(21,553)	Platform Specialty Products Corp.							(551,326)
(15,111)	Potash Corp of Saskatechwan, Inc.							(467,988)
(2,462)	Valspar Corp.							(201,441)
								(3,415,176)
	COMMERCIAL SERVICES - (0.6) %
(9,232)	Intersections, Inc.							(30,184)
(14,369)	Nutrisystem, Inc.							(357,501)
(6,288)	Western Union Co.							(127,835)
(892)	WEX, Inc.							(101,661)
(10,270)	XOOM Corp.							(216,235)
								(833,416)
	COMPUTERS - (0.7) %
(7,595)	Cognizant Technology Solutions Corp.							(463,979)
(2,326)	International Business Machines Corp.							(378,347)
(1,240)	Manhattan Associates, Inc.							(73,966)
(3,120)	VeriFone Systems, Inc.							(105,955)
								(1,022,247)
	COSMETICS / PERSONAL CARE - (0.6) %
(11,517)	Proctor & Gamble Co.							(901,090)

	DISTRIBUTION / WHOLESALE - (0.3) %
(6,572)	Fastenal Co.							(277,207)
(957)	WW Grainger, Inc.							(226,474)
								(503,681)
	DIVERSIFIED FINANCIAL SERVICES - (3.2) %
(28,397)	American Express Co.							(2,207,015)
(2,155)	CME Group, Inc.							(200,544)
(3,692)	CoreLogic, Inc.							(146,535)
(4,004)	Ellie Mae, Inc.							(279,439)
(6,877)	Impac Mortgage Holdings, Inc.							(131,626)
(75,609)	Ladenburg Thalmann Financial Services, Inc.							(264,631)
(4,500)	Medley Management, Inc.							(53,280)
(8,535)	Nasdaq OMX Group, Inc.							(416,593)
(2,383)	On Deck Capital, Inc.							(27,595)
(9,229)	Synchrony Financial							(303,911)
(5,066)	T. Rowe Price Group, Inc.							(393,780)
(3,378)	World Acceptance Corp.							(207,781)
								(4,632,730)
	ELECTRICAL COMPONANTS & EQUIPMENT - (0.2) %
(5,652)	Emerson Electric Co.							(313,290)

	ELECTRONICS - (0.7) %
(49,715)	Gentex Corp.							(816,320)
(2,064)	Jabil Circuit, Inc.							(43,943)
(1,644)	Tech Data Corp.							(94,629)
								(954,892)
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares								Value
	ENERGY-ALTERNATE SOURCES - (0.2) %
(24,826)	Renewable Energy Group, Inc.							$ (286,989)

	FOOD - (2.7) %
(28,584)	Amira Nature Foods Ltd.							(328,430)
(14,369)	B & G Foods, Inc.							(409,948)
(16,165)	Chefs' Warehouse, Inc.							(343,345)
(29,143)	Darling Ingredients, Inc.							(427,236)
(12,737)	Fresh Market, Inc.							(409,367)
(6,476)	General Mills, Inc.							(360,843)
(3,592)	Ingredion, Inc.							(286,677)
(16,191)	Pilgrim's Pride Corp.							(371,907)
(5,829)	Sanderson Farms, Inc.							(438,108)
(6,476)	TreeHouse Foods, Inc.							(524,750)
								(3,900,611)
	HOME BUILDERS - (0.2) %
(9,894)	Installed Building Products, Inc.							(242,205)

	HOUSEHOLD PRODUCTS WARES - (0.2) %
(14,032)	SodaStream International Ltd.							(296,496)

	INSURANCE - (3.8) %
(28,832)	Aflac, Inc.							(1,793,350)
(27,494)	Allstate Corp.							(1,783,536)
(2,127)	Assurant, Inc.							(142,509)
(239,310)	Genworth Financial, Inc. - Class A							(1,811,577)
								(5,530,972)
	INTERNET - (0.8) %
(5,902)	Baidu, Inc. - ADR							(1,174,970)

	INVESTMENT COMPANIES - (0.1) %
(13,680)	Ares Capital Corp.							(225,173)

	LEISURE TIME - (1.5) %
(33,228)	Fox Factory Holding Corp.							(534,306)
(11,635)	Polaris Industries, Inc.							(1,723,260)
								(2,257,566)
	MACHINERY - CONSTRUCTION & MINING - (0.7) %
(11,805)	Caterpillar Inc.							(1,001,300)

	MACHINERY - DIVERSIFIED - (1.0) %
(9,659)	AGCO Corp.							(548,438)
(2,013)	Cummins, Inc.							(264,085)
(7,100)	Deere & Co.							(689,055)
								(1,501,578)
	METAL FABRICATE / HARDWARE - (0.3) %
(4,131)	Valmont Industries Inc.							(491,052)

	MISCELLANEOUS MANUFACTURING - (3.8) %
(12,088)	3M Co.							(1,865,178)
(18,952)	AparGroup, Inc.							(1,208,569)
(19,247)	Parker-Hannifin Corp.							(2,239,004)
(2,910)	Pentair PLC							(200,062)
								(5,512,813)
	PACKAGING & CONTAINERS - (1.2) %
(24,264)	Ball Corp.							(1,702,120)

	REAL ESTATE - (0.1) %
(4,616)	HFF, Inc. - Class A							(192,626)

	REITS - (0.1) %
(7,252)	American Realty Capital Properties, Inc.							(154,758)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares								Value
	RETAIL - (2.3) %
(1,242)	America's Car-Mart, Inc.							$ (61,256)
(3,264)	Burlington Stores, Inc.							(167,117)
(7,544)	Cabela's, Inc. - Class A							(377,049)
(10,634)	Cash America International, Inc.							(278,505)
(16,165)	Chuy's Holdings, Inc.							(433,060)
(5,027)	Conn's, Inc.							(199,572)
(30,534)	Del Frisco's Restaurant Group, Inc.							(568,848)
(4,232)	First Cash Financial Services, Inc.							(192,937)
(11,805)	Macy's, Inc.							(796,483)
(24,247)	Noodles & Co.							(354,006)
								(3,428,833)
	SAVINGS & LOANS - (1.1) %
(44,308)	Investors Bancorp, Inc.							(544,988)
(21,214)	New York Community Bancorp, Inc.							(389,913)
(8,080)	Oritani Financial Corp.							(129,684)
(31,085)	People's United Financial, Inc.							(503,888)
(4,250)	Washington Federal, Inc.							(99,238)
								(1,667,711)
	SEMICONDUCTORS - (2.4) %
(14,235)	Intel Corp.							(432,958)
(71,136)	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR							(1,615,499)
(28,042)	Texas Instruments, Inc.							(1,444,443)
								(3,492,900)
	SOFTWARE - (3.3) %
(939)	Akamai Technologies, Inc.							(65,561)
(2,130)	ANSYS, Inc.							(194,341)
(6,188)	Cerner Corp.							(427,343)
(25,793)	Check Point Software Technologies Ltd.							(2,051,833)
(9,480)	Microsoft Corp.							(418,542)
(1,186)	ServiceNow, Inc.							(88,132)
(13,225)	Tableau Software, Inc.							(1,524,842)
(1,313)	Vmware, Inc.							(112,577)
								(4,883,171)
	TRANSPORTATION - (1.1) %
(68,986)	Swift Transportation Co.							(1,563,913)

	TOTAL COMMON STOCK (Proceeds - $70,273,526)							(69,126,249)

	EXCHANGE TRADED FUNDS - (10.0) %
	DEBT FUND - (0.3) %
(12,711)	SPDR Barclays High Yield Bond ETF							(488,484)

	EQUITY FUNDS - (9.7) %
(12,822)	Consumer Staples Select Sector SPDR Fund							(610,327)
(33,881)	Financial Select Sector SPDR Fund							(826,019)
(2,300)	iShares Russell 2000 ETF							(287,178)
(56,500)	SPDR S&P 500 ETF Trust							(11,630,525)
(10,830)	SPDR S&P Homebuilders ETF							(396,595)
(11,800)	SPDR S&P Regional Banking ETF							(521,088)
(4,652)	SPDR S&P Retail ETF							(458,966)
								(14,730,698)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $15,400,977)							(15,219,182)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $85,674,503) (a)							(84,345,431)

Number of	WRITTEN OPTIONS - (0.0) % *
Contracts **	PUT OPTIONS - 0.0%					Expiration
(54)	Ares Capital Corp., @ $16.00					Sep-15		(2,160)
(101)	Ares Capital Corp., @ $17.00					Sep-15		(9,343)
								(11,503)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Number of
Contracts **	CALL OPTIONS - (0.0) %					Expiration		Value
(33)	Lazard Ltd., @ $59.00					Sep-15		$ (4,785)
(5)	Legacy Texas Financial Group, Inc., @ $22.50					Jul-15		(3,825)
(5)	Legacy Texas Financial Group, Inc., @ $22.50					Oct-15		(3,775)
(2)	Legacy Texas Financial Group, Inc., @ $25.00					Jul-15		(1,030)
(23)	Legacy Texas Financial Group, Inc., @ $25.00					Oct-15		(12,190)
(260)	Northstar Realty Finance Corp., @ $19.00					Sep-15		(3,900)
(119)	Northstar Realty Finance Corp., @ $19.00					Dec-15		(1,785)
								(31,290)

	TOTAL WRITTEN OPTIONS (Proceeds - $35,129)							(42,793)

ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
MLP	Master Limited Partnership
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-income producing security.
**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
+	All or part of the security was held as collateral for securities sold short as of June 30, 2015.
(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (excluding securities sold short and including options) is $139,072,423 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

							Unrealized Appreciation:	$ 11,860,693
							Unrealized Depreciation:	(4,404,705)
							Net Unrealized Appreciation:	$ 7,455,988

	FUTURES CONTRACT
	OPEN SHORT FUTURES CONTRACTS
						Notional Value at		Unrealized
Contracts	Issue Exchange				Expiration	June 30, 2015		Appreciation
(22)	S & P 500 E- Mini CME				6/19/15	$ (2,259,950)		$ 33,028

TOTAL RETURN SWAPS
Pay/Receive Total Return on Reference Index	Reference Entity	Number of Shares	Notional Amount at June 30, 2015	Financing Rate	Termination Date	Counterparty		Unrealized Appreciation (Depreciation)
Receive	ATOS (EUR)	625	87,096	0.28%	6/26/2016	JP Morgan		$ (2,892)
Receive	CAP GEMINI (EUR)	563	85,037	0.28%	6/26/2016	JP Morgan		(2,199)
Receive	DASSAULT SYSTEMES SA (EUR)	622	84,755	0.28%	6/26/2016	JP Morgan		(2,952)
Receive	INGENICO GROUP (EUR)	745	83,929	0.28%	6/26/2016	JP Morgan		(4,321)
Custom total return swap with JP Morgan. This swap provides exposure to the total returns on a basket of securities that is calculated on a daily basis. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on April 24, 2015 and has a term of three years there from unless earlier terminated. In addition, the swap provides for a financing fee to JP Morgan , in the amount of 1.36%. (Financing Notional Amount $1,501,424)

								$ 45,446

				Net unrealized appreciation on total return swaps:				$ 33,082

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair valuation process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Investments*
Common Stock		$ 145,663,113	$ -	$ -	$ 145,663,113
Exchange Traded Fund		789,578	-	-	789,578
Derivatives
Purchase Options		75,720	-	-	75,720
Futures		33,028			33,028
Swaps		-	45,446	-	45,446
Total Assets		$ 146,561,439	$ 45,446	$ -	$ 146,606,885

Liabilities
Securities Sold Short*
Common Stock		$ (69,126,249)	$ -	$ -	$ (69,126,249)
Exchange Traded Funds		(15,219,182)	-	-	(15,219,182)
Derivatives
Written Options		(42,793)	-	-	(42,793)
Swaps		-	(12,364)	-	(12,364)
Total Liabilities		$ (84,388,224)	$ (12,364)	$ -	$ (84,400,588)
* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

		Written Call Options		Written Put Options
		Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period, 3/31/2015		-	$ -	281	$ 16,066
Option written		661	32,029	26	2,755
Options expired		(51)	(1,275)	(152)	(6,149)
Options closed		(163)	(8,297)	-	-
Options outstanding, end of period 6/30/2015		447	22,457	155	12,672

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Portfolio is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolio may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Portfolio may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular, pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Portfolio and the risk that the Portfolio will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Portfolio’s gains from a swap agreement or may cause the Portfolio to lose money. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss, on the trade date basis.

Futures Contracts – The Fund may purchase and sell stock index futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign countries. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.
The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The derivative instruments as of June 30, 2015 as disclosed in the Schedule of Investments serve as indicators of the volume of derivative activity for the portfolio.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by the fund as of June 30, 2015:

		Currency risk	Equity risk	Credit risk	Total
Altegris Equity Long Short Fund	Futures	$ -	$ 33,028	$ -	$ 33,028
	Swap Contracts	-	33,082	-	33,082
	Options Written	-	(42,793)		(42,793)
	Forward Foreign Currency	19,088	-	-	19,088
	Total	$ 19,088	$ 23,317	$ -	$ 42,405

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

As of June 30, 2015 the following Forward Foreign Currency contracts were open:

					Unrealized
	Settlement	Local	U.S. Dollar		Appreciation
Foreign Currency	Date	Currency	Market Value	Counterparty	(Depreciation)
To Sell:
British Pound	9/16/2015	102,094	$ 160,363	JP Morgan	$ (1,126)
Euro	9/16/2015	422,629	471,193	JP Morgan	6,937
Swiss Franc	9/16/2015	1,525,556	1,635,788	JP Morgan	13,277
			$ 2,267,343		$ 19,088

Total unrealized appreciation on forward foreign currency exchange contracts					$ 19,088

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 08/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 08/28/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 08/28/2015